Lease - Schedule of Total Lease Liabilities (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Total Lease Liabilities [Abstract]
Total lease liabilities as of March 31, 2025	$ 499,515
Addition during the fiscal year ended March 31, 2026	503,561
Total lease liabilities modification	(6,793)
Repayment	(612,729)
Foreign currency translation adjustments	(3,294)
Total lease liabilities as of March 31, 2026	$ 380,260